Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Columbia Mid Cap Value Fund), Class Y Shares)	0 Months Ended
	Nov. 01, 2012
(Columbia Mid Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Total annual Fund operating expenses	0.73%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.